Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories.
Schedule of inventories and the allowances for excess and obsolete inventory

EURm	2022	2021
Raw materials and semi-finished goods	1 075	673
Finished goods	1 375	1 039
Contract work in progress(1)	815	680
Total	3 265	2 392

(1)  Contract work in progress comprises costs incurred to date for customer contracts where the contractual performance obligations are not yet satisfied. Contract work in progress will be recognized as cost of sales when the corresponding revenue is recognized.